TAXATION (Tables)	12 Months Ended
Dec. 31, 2012
TAXATION
Schedule of significant components of the provision for income taxes on earnings
	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Current:
PRC	51,812	55,249	58,218
Deferred:
PRC	(13,962)	(16,408)	(116,986)

Provision for income tax expenses (benefits)	37,850	38,841	(58,768)

Schedule of aggregate amount and per share effect of the tax holidays

	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

The aggregate amount of tax holidays	(28,285)	(59,580)	—
The aggregate effect on basic and diluted net income per share:
- Basic	(0.33)	(0.42)	—
- Diluted	(0.25)	(0.40)	—

Schedule of principal components of the Group's deferred tax assets and liabilities

	As of December 31,
	2011	2012
	RMB	RMB

Current deferred tax assets:
Accrued expense	18,159	25,883
Allowance for doubtful accounts	3,500	50,228
Others	425	—
	22,084	76,111
Less: valuation allowance on current deferred tax assets	(5,134)	(59,570)
Total current deferred tax assets, net	16,950	16,541

Non-current deferred tax assets:
Tax loss carried forward	27,372	272,779
Impairment of long-lived tangible assets	—	33,485
Deferred advertising expense	12,186	25,234
Others	3,084	4,065
	42,642	335,563
Less: valuation allowance on non-current deferred tax assets	(37,842)	(281,500)
Total non-current deferred taxesassets, net	4,800	54,063

Non-current deferred tax liabilities:
- Unrecognized valuation surplus and deficit - Acquisition	156,021	164,140
- Unrecognized valuation surplus and deficit - Decrease due to amortization and impairment	(10,794)	(67,063)
- Tax nondeductible long-lived assets	—	46,629
- Tax nondeductible long-lived assets — Decrease due to amortization and impairment	—	(11,862)
Total deferred tax liabilities	145,227	131,844

Schedule of roll-forward of the valuation allowance

	As of December 31,
	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of the year	16,271	13,313	42,976
Allowance made during the year	7,099	32,668	298,094
Reversals	(10,057)	(3,005)	—
Balance at end of the year	13,313	42,976	341,070

Schedule of reconciliation between total income tax expense and the amount computed by applying the weighted average statutory income tax rate to income before income taxes

	Years ended December 31,
	2010	2011	2012
	%	%	%
Weighted average statutory tax rate	25%	25%	25%
Tax effect of preferential tax treatments	(14)%	(33)%	—
Tax effect of non-deductible expenses	3%	5%	(2)%
Tax effect of non-taxable income	(1)%	(1)%	—
Tax effect of tax-exempt entities	7%	9%	(2)%
Previous years unrecognized tax effect	—	—	(2)%
Changes in valuation allowance	(2)%	17%	(16)%
Effective tax rates	18%	22%	3%

Schedule of reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions

	As of December 31,
	2010	2011	2012
	RMB	RMB	RMB
Unrecognized tax benefits, beginning of year	11,913	16,690	20,675
Increases related to current tax positions	4,777	3,985	3,271
Unrecognized tax benefits, end of year	16,690	20,675	23,946